Basis of Presentation - Schedule of Exchange Rates Used by the Group in Preparation of the Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	454.56	462.65	431.80
EUR
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	502.24	492.86	489.10